Convertible Notes and Company Warrants - Additional Information (Details) - USD ($)	Apr. 10, 2024	Mar. 31, 2024		Feb. 26, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Principal amount		$ 31,750,001,000			$ 17,819,220,000
Fair Value of Warrants		5,781,328,000	[1]		18,554,494,000	[2],[3]
Fair value		$ 28,210,609,000			$ 63,520,000,000	[3]
Warrants Outstanding / Issued		14,823,917	[1]		9,196,627	[2],[4]
Subsequent Event [Member]
Debt Instrument [Line Items]
Principal amount	$ 31,750,001,000
Additional Investments [Member]
Debt Instrument [Line Items]
Investments		$ 14,200,000
Financing Arrangement Amended April Ten Two Thousand And Twenty Four [Member]
Debt Instrument [Line Items]
Principal amount	50,000,000
Financing Arrangement Amended April Ten Two Thousand And Twenty Four [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Principal amount	$ 50,000,000
Maximum [Member]
Debt Instrument [Line Items]
Principal amount				$ 35,000,000
Maximum [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Principal amount				35,000,000
Minimum [Member]
Debt Instrument [Line Items]
Principal amount				25,000,000
Minimum [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Principal amount				$ 25,000,000
Warrants [Member]
Debt Instrument [Line Items]
Principal amount		31,800,000
Fair Value of Warrants		5,300,000			$ 18,600,000
Fair value		$ 28,200,000
Warrants Outstanding / Issued		14,823,917			9,196,627
Convertible notes outstanding					$ 17,800
Additional Notes [Member]
Debt Instrument [Line Items]
Principal amount		$ 14,200,000

[1]	Includes the warrants issued on August 4, 2023 (the “Original Warrants”), which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
[2]	Includes the warrants issued on August 4, 2023, which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
[3]	Represents the fair value of the Convertible Notes, Company Warrants and Original Warrants as of December 31, 2023, based on the accounting treatment elected by the Company. This does not reflect actual cash value delivered to any holder of the Convertible Notes, including the Kemp Trust and Dr. London. The valuation of such instruments is subject to change, predominantly driven by changes in the market price of a share of the Company’s Class A Common Stock. See the sections entitled Warrants to Purchase Class A Common Stock and Fair Value Option of Accounting in Note 1 — Description of Business, Basis of Presentation and Significant Accounting Policies as well as Note 5 — Fair Value Measurements in these consolidated financial statements.
[4]	The initial purchase price of the Convertible Notes, Company Warrants and Original Warrants for each of the investors was as follows: Investor Convertible Notes Company Warrants Original Warrants JMCM Holdings LLC $ 9,691,730 $ 1,023,044 $ 6,005,975 SherpaVentures Fund II, LP 5,127,490 276,596 — Founders: Chris C. Kemp, Trustee of the Chris Kemp Living Trust dated February 10, 2021 2,000,000 108,292 — Adam London 1,000,000 54,146 — Total Convertible Notes and Warrants $ 17,819,220 $ 1,462,078 $ 6,005,975